SCHEDULE OF DERIVATIVE LIABILITY (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 02, 2022
Derivative [Line Items]
Derivative liabilities measurement input, Stock price	$ 833,000	$ 2,121,000	$ 361,152
Conversion feature, issued		$ 3,982,000
Derivative liabilities activity	3,639,000
Derivative [Member]
Derivative [Line Items]
Derivative liabilities activity	$ 680,000
Measurement Input, Share Price [Member]
Derivative [Line Items]
Derivative liabilities measurement inpu	0.0086	0.0052	0.0340
Derivative liabilities measurement input, Activity	0.0120
Measurement Input, Share Price [Member] | Derivative [Member]
Derivative [Line Items]
Derivative liabilities measurement input, Activity	0.0168
Measurement Input, Share Price [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liabilities measurement input, Activity		0.011
Measurement Input, Share Price [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liabilities measurement input, Activity		0.049
Measurement Input, Exercise Price [Member]
Derivative [Line Items]
Derivative liabilities measurement inpu	0.0058	0.0039	0.0332
Derivative liabilities measurement input, Activity	0.0062
Measurement Input, Exercise Price [Member] | Derivative [Member]
Derivative [Line Items]
Derivative liabilities measurement input, Activity	0.0082
Measurement Input, Exercise Price [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liabilities measurement input, Activity		0.008
Measurement Input, Exercise Price [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liabilities measurement input, Activity		0.021
Measurement Input, Expected Term [Member]
Derivative [Line Items]
Derivative liabilities measurement inpu	10 months 6 days	8 months 26 days	1 year
Derivative liabilities measurement input, Activity	4 months 2 days	1 year
Measurement Input, Expected Term [Member] | Derivative [Member]
Derivative [Line Items]
Derivative liabilities measurement input, Activity	1 year
Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Derivative liabilities measurement inpu	171	95	105	132
Derivative liabilities measurement input, Activity	171
Measurement Input, Price Volatility [Member] | Derivative [Member]
Derivative [Line Items]
Derivative liabilities measurement input, Activity	132
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liabilities measurement input, Activity		119
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liabilities measurement input, Activity		121
Measurement Input, Expected Dividend Rate [Member]
Derivative [Line Items]
Derivative liabilities measurement inpu	0	0	0	0
Derivative liabilities measurement input, Activity	0	0
Measurement Input, Expected Dividend Rate [Member] | Derivative [Member]
Derivative [Line Items]
Derivative liabilities measurement input, Activity	0
Risk-free interest rate
Derivative [Line Items]
Derivative liabilities measurement inpu	2.80	0.39	2.30	2.16
Derivative liabilities measurement input, Activity	1.72
Risk-free interest rate | Derivative [Member]
Derivative [Line Items]
Derivative liabilities measurement input, Activity	2.16
Risk-free interest rate | Minimum [Member]
Derivative [Line Items]
Derivative liabilities measurement input, Activity		0.15
Risk-free interest rate | Maximum [Member]
Derivative [Line Items]
Derivative liabilities measurement input, Activity		0.15